Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Feb. 29, 2020 CNY (¥)	Feb. 29, 2020 USD ($)	Feb. 28, 2019 CNY (¥)
Payables And Accruals [Abstract]
Accrued employee payroll and welfare benefits	¥ 10,565	$ 1,511	¥ 11,623
Payable for funding commitments	25,000	3,576	25,000
Deposits received from network partners	100	14	100
Other taxes payable	2,477	354	2,668
Professional service fee payable	3,562	510	3,329
Rental payable			3,283
Refund liabilities	23,179	3,316	2,718
Others	10,235	1,465	7,845
Total	¥ 75,118	$ 10,746	¥ 56,566